November 20, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	State Farm Mutual Fund Trust (“Trust”), File No. 333-42004

Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Post-Effective Amendment No. 20 to the Trust’s Registration Statement to December 1, 2006. The contents of Post-Effective Amendment No. 20, which was filed under Rule 485(a)(1) on September 28, 2006, are hereby incorporated by reference. This Post-Effective Amendment No. 21 does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Please contact me at (309) 766-1908 if you have any questions concerning this amendment or the requested effective date.

Sincerely,

/s/ David Moore
David Moore
Assistant Secretary
State Farm Mutual Fund Trust